TAXES (Details)	3 Months Ended	9 Months Ended	12 Months Ended						24 Months Ended				36 Months Ended
	Dec. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate (in percent)			29.00%	(2.80%)	12.50%
China Statutory income tax rate			25.00%	25.00%	25.00%
Taxable income (in percent)														12.50%	12.50%
Decrease in taxes due to tax holiday			$ 86,408	$ 90,876	$ 171,217
Benefit of the tax holidays on net income per share | $ / shares			$ 0.01	$ 0.01	$ 0.02
As previously Reported
Effective Income Tax Rate Reconciliation [Line Items]
Benefit of the tax holidays on net income per share | $ / shares				$ 0.003	$ 0.006
Maximum
Effective Income Tax Rate Reconciliation [Line Items]
Annual taxable income | ¥									¥ 1,000,000
Gansu QLS
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (in percent)			15.00%	15.00%	15.00%
Annual taxable income less than or equal to RMB one million, approximately USD one hundred fifty four thousand
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (in percent)														2.50%	2.50%
Enterprise taxable income (in percent)														20.00%	20.00%
Annual taxable income														$ 154,000	¥ 1,000,000
Annual taxable income exceeding RMB one million, approximately USD one hundred fifty four thousand, but not more than RMB three million, approximately USD four hundred sixty five thousand
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income (in percent)										25.00%				50.00%	50.00%
Enterprise taxable income (in percent)														20.00%	20.00%
Favorable income tax (in percent)						10.00%				5.00%
Annual taxable income exceeding RMB one million, approximately USD one hundred fifty four thousand, but not more than RMB three million, approximately USD four hundred sixty five thousand | Maximum
Effective Income Tax Rate Reconciliation [Line Items]
Annual taxable income														$ 465,000	¥ 3,000,000
Annual taxable income exceeding RMB one million, approximately USD one hundred fifty four thousand, but not more than RMB three million, approximately USD four hundred sixty five thousand | Minimum
Effective Income Tax Rate Reconciliation [Line Items]
Annual taxable income														$ 154,000	¥ 1,000,000
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Base profit for calculating tax rate			$ 0	$ 0	$ 0
Hong Kong | Scenario One
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (as a percent)								8.25%
Base profit for calculating tax rate								$ 2,000,000
Hong Kong | Scenario Two
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (as a percent)								16.50%
Base profit for calculating tax rate								$ 2,000,000
China
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate (in percent)			25.00%
Preferential tax rate (in percent)			15.00%
China | All of the company's affiliated entities other than Gansu QLS and Chengdu QLS Gansu QLS and Chengdu QLS
Effective Income Tax Rate Reconciliation [Line Items]
Enterprise taxable income (in percent)									20.00%		20.00%	20.00%	20.00%
Annual taxable income	¥ 1,000,000	¥ 1,000,000					¥ 1,000,000				$ 154,000	¥ 1,000,000
China | All of the company's affiliated entities other than Gansu QLS and Chengdu QLS Gansu QLS and Chengdu QLS | Maximum
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income (in percent)											50.00%	50.00%
Favorable income tax (in percent)											10.00%	10.00%
Annual taxable income											$ 465,000	¥ 3,000,000	¥ 3,000,000
China | All of the company's affiliated entities other than Gansu QLS and Chengdu QLS Gansu QLS and Chengdu QLS | Minimum
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income (in percent)									25.00%		25.00%	25.00%	25.00%
Favorable income tax (in percent)									5.00%		5.00%	5.00%	5.00%
Annual taxable income											$ 154,000	¥ 1,000,000	¥ 1,000,000
Western Region
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (in percent)			15.00%	15.00%	15.00%